Events After the Reporting Period (Details Narrative)		3 Months Ended	12 Months Ended
	Sep. 09, 2021 shares	Nov. 01, 2021 shares $ / shares	Sep. 27, 2022 shares	Jul. 31, 2021 shares	Jul. 31, 2020 shares	Sep. 21, 2021 shares	Sep. 08, 2021 shares	Feb. 26, 2021 $ / shares
IfrsStatementLineItems [Line Items]
Options granted				672,000	166
Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise price of warrants | $ / shares								$ 0.01
Non-adjusting events after reporting period [member] | T S X Venture [Member]
IfrsStatementLineItems [Line Items]
Percentage of purchased shares	10.00%		10.00%
Number of shares, total						13,415,154	13,415,154
Percentage of purchased warrants	10.00%		10.00%
Number of warrants, total						4,119,622	4,119,622
Non-adjusting events after reporting period [member] | T S X Venture [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Shares purchased under program	1,341,515		1,341,515
Warrants purchased under program	411,962		411,962
Non-adjusting events after reporting period [member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
Expiration of warrants		4,771
Exercise price of warrants | $ / shares		$ 29.30
Exercise of warrants		236,604
Weighted average exercise price | $ / shares		$ 5.31
Shares issued for warrants exercise		96,813
Non-adjusting events after reporting period [member] | Consultant [Member]
IfrsStatementLineItems [Line Items]
Options granted		100,000
Options exercise price | $ / shares		$ 5.72
Options expiration date		Sep. 01, 2026